STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Share increase	25,100,000
Financing transaction amount	$ 9,600,000	$ 22,000
Financing transaction investors	13
Financing transaction price per share	$ 0.40
Common stock sold	23,900,000
Warrants issued	7,200,000
Warrant term	5 years
Warrant exercise price	$ 0.60
Common stock issued pursuant to compensation plan	2,454,151	4,438,272
Shares issued for services	310,518	662,611
Shares issued for option and warrant exercises		1,600,000
Shares of common stock, shares		1,900,000
Director [Member]
Shares issued for services	268,380
Consultant [Member]
Shares issued for services	100,000
Counsel [Member]
Shares issued for services	500,000	500,000
Placement Agent [Member]
Warrants issued	596,875
Warrant term	10 years
Warrant exercise price	$ 0.60
Shares issued for services	354,310
Placement Agent Issuance 2 [Member]
Warrants issued	106,293
Warrant term	5 years
Warrant exercise price	$ 0.60
Sale of Stock 1 [Member]
Financing transaction amount		6,200,000
Offering costs		600,000
Common stock sold		8,500,000
Sale of stock price per share		$ 0.80
Warrants issued		2,125,000
Warrant exercise price		$ 0.96
Sale of Stock 2 [Member]
Financing transaction amount		5,900,000
Offering costs		$ 700,000
Common stock sold		13,500,000
Sale of stock price per share		$ 0.49
Warrants issued		6,700,000
Warrant exercise price		$ 0.66
Hipcricket
Shares of common stock, shares	9,200,000